November 3, 2016

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Division of Investment Management

Re:	BlackRock Basic Value Fund, Inc.
Post-Effective Amendment No. 56 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 002-58521 and File No. 811-02739)

Ladies and Gentlemen:

BlackRock Basic Value Fund, Inc. (the “Registrant”) is filing the above-captioned Post-Effective Amendment (the “Amendment”) in order to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 55.

Pursuant to Rule 485(b) under the Securities Act of 1933, we hereby represent to the Securities and Exchange Commission that, to our knowledge, the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. We are furnishing this letter to be submitted by the Registrant with the above-referenced Amendment to its registration statement.

Sincerely,

/s/ Benjamin Archibald
Benjamin Archibald
Secretary of the Registrant

As filed with the U.S. Securities and Exchange Commission on November 3, 2016

Securities Act File No. 002-58521

Investment Company Act File No. 811-02739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 56	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 53

(Check appropriate box or boxes)

BLACKROCK BASIC VALUE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Basic Value Fund, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $.10 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on November 3, 2016.

BLACKROCK BASIC VALUE FUND, INC.
(Registrant)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	November 3, 2016
John M. Perlowski	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	November 3, 2016
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

DONALD C. OPATRNY*	Director
(Donald C. Opatrny)

ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

DAVID H. WALSH*	Director
(David H. Walsh)

FRED G. WEISS*	Director
(Fred G. Weiss)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)

HENRY GABBAY*	Director
(Henry Gabbay)

HENRY R. KEIZER*	Director
(Henry R. Keizer)

*By:	/s/ BENJAMIN ARCHIBALD	November 3, 2016
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase